SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues		$ 11,537	$ 8,885	$ 6,597
Direct operating costs	[1]	(8,247)	(6,548)	(4,609)
Cost of sales, less depreciation and amortization		(6,211)	(4,843)	(3,395)
General and administrative costs		(406)	(312)	(279)
Other (expense) income		(210)	(87)	(28)
Interest expense		(1,468)	(1,179)	(904)
Depreciation and amortization		(2,036)	(1,705)	(1,214)
Deferred taxes		(240)	(54)	(28)
Mark-to-market on hedging items and other		1,665	68	(323)
Share of earnings from associates		88	131	224
Net income attributable to non-controlling interest		(1,626)	(510)	(417)
Net income (loss) attributable to partnership		1,093	394	233
Utilities
Disclosure of operating segments [line items]
Revenues		4,622	4,083	4,265
Transport
Disclosure of operating segments [line items]
Revenues		3,497	3,449	1,617
Midstream
Disclosure of operating segments [line items]
Revenues		1,829	643	399
Data
Disclosure of operating segments [line items]
Revenues		1,589	710	316
Operating segments
Disclosure of operating segments [line items]
Revenues		5,411	4,098	3,873
Direct operating costs		(2,554)	(1,793)	(1,695)
General and administrative costs		(406)	(312)	(279)
Other (expense) income		37	84	70
Interest expense		(755)	(623)	(585)
FFO		1,733	1,454	1,384
Depreciation and amortization		(1,144)	(1,034)	(895)
Deferred taxes		(168)	3	(77)
Mark-to-market on hedging items and other		672	(29)	(179)
Share of earnings from associates		0	0	0
Net income attributable to non-controlling interest		0	0	0
Net income (loss) attributable to partnership		1,093	394	233
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues		1,623	1,434	1,432
Direct operating costs		(681)	(580)	(582)
General and administrative costs		0	0	0
Other (expense) income		(64)	(43)	(31)
Interest expense		(173)	(152)	(147)
FFO		705	659	672
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues		2,062	1,573	1,614
Direct operating costs		(1,094)	(767)	(781)
General and administrative costs		0	0	0
Other (expense) income		(8)	(2)	(3)
Interest expense		(259)	(214)	(227)
FFO		701	590	603
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues		1,101	572	491
Direct operating costs		(489)	(193)	(171)
General and administrative costs		0	0	0
Other (expense) income		(4)	3	10
Interest expense		(116)	(93)	(86)
FFO		492	289	244
Operating segments | Data
Disclosure of operating segments [line items]
Revenues		625	519	336
Direct operating costs		(290)	(253)	(161)
General and administrative costs		0	0	0
Other (expense) income		7	(1)	3
Interest expense		(104)	(69)	(42)
FFO		238	196	136
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues		0	0	0
Direct operating costs		0	0	0
General and administrative costs		(406)	(312)	(279)
Other (expense) income		106	127	91
Interest expense		(103)	(95)	(83)
FFO		(403)	(280)	(271)
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues		(1,976)	(1,379)	(1,424)
Direct operating costs		964	600	649
General and administrative costs		0	0	0
Other (expense) income		9	17	11
Interest expense		258	177	173
Depreciation and amortization		480	471	399
Deferred taxes		(10)	(65)	52
Mark-to-market on hedging items and other		187	48	(84)
Share of earnings from associates		88	131	224
Net income attributable to non-controlling interest		0	0	0
Net income (loss) attributable to partnership		0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues		8,102	6,166	4,148
Direct operating costs		(4,621)	(3,650)	(2,349)
General and administrative costs		0	0	0
Other (expense) income		(256)	(188)	(109)
Interest expense		(971)	(733)	(492)
Depreciation and amortization		(1,372)	(1,142)	(718)
Deferred taxes		(62)	8	(3)
Mark-to-market on hedging items and other		806	49	(60)
Share of earnings from associates		0	0	0
Net income attributable to non-controlling interest		(1,626)	(510)	(417)
Net income (loss) attributable to partnership		$ 0	$ 0	$ 0

[1]	During the fourth quarter of 2021, the partnership reclassified $2,036 million of depreciation and amortization expenses, which were previously presented as a separate line item, to direct operating costs. Prior period amounts were also adjusted to reflect this change, which resulted in an increase to direct operating costs by $1,705 million and $1,214 million for years ended December 31, 2020 and 2019, respectively, with equal and offsetting decreases to depreciation and amortization expense. This reclassification had no impact on revenues, net income, or basic and diluted earnings per limited partner unit.